FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Corporate borrowings	$ 2,160	$ 693
Commercial Mortgage Loans
Disclosure of other provisions [line items]
Fair value	1,300
Municipal Bonds And Collateralized Mortgage Obligations
Disclosure of other provisions [line items]
Fair value	14
Federal Home Loan Bank Agreements | Municipal Bonds And Collateralized Mortgage Obligations
Disclosure of other provisions [line items]
Maximum borrowing capacity	776
American National
Disclosure of other provisions [line items]
Lease liabilities	10
Corporate borrowings	1,500
Guarantees outstanding	121
Total cash value of related life insurance policies	143
American National | Commercial Mortgage Loans
Disclosure of other provisions [line items]
Capital commitments	2,000
Expected to be funded	1,300
American National | Letters Of Credit
Disclosure of other provisions [line items]
Corporate borrowings	4
Subsidiaries | Loan commitment agreements
Disclosure of other provisions [line items]
Derivative counterparty credit risk	5,400	$ 463
Unfunded commitment	$ 2,800